Long-term borrowings (Tables)	12 Months Ended
Dec. 31, 2017
Aegon N.V [member]
Summary of Long-term Borrowings

	2017	2016
Remaining terms less than 1 year	500	500
Remaining terms 1 - 5 years	82	84
Remaining terms 5 - 10 years	-	-
Remaining terms over 10 years	1,219	1,248
At December 31	1,801	1,832